Trade and Other Receivables - Summary of Trade and Other Receivables (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Trade and other receivables [abstract]
Trade receivables, net	€ 57		€ 793		€ 207
Research tax credit	5,282	$ 9,585	7,911	$ 8,785	9,585
Social security costs receivables	4		24		5
VAT receivables	1,038		2,766		1,814
Grants receivables	5		3		3
Other receivables	852		422		420
TOTAL	7,239		11,919		12,033
Trade receivables, net	57		793		207
Research tax credit	5,282		7,911		9,585
Social security costs receivables	4		24		5
VAT receivables	1,038		2,766		1,814
Grants receivables	3		3		3
Other receivables	852		422		420
TOTAL	7,236		11,919		12,033
Trade receivables, net	0		0		0
Research tax credit	0		0		0
Social security costs receivables	0		0		0
VAT receivables	0		0		0
Grants receivables	(3)		0		0
Other receivables	0		0		0
TOTAL	€ 3		€ 0		€ 0